Provisions (Tables)	6 Months Ended
Jun. 30, 2021
Schedule of Changes in Provisions for Onerous Contracts

The changes in the Company’s provisions for onerous contracts can be summarized as follows:

Cetrotide(R) onerous contracts
$
Balance – January 1, 2021	371
Utilization of provisions	(25)
Change in provisions	20
Impact of foreign exchange rate changes	(16)
Balance – June 30, 2021	350
Less current portion	85
Non-current portion	265